Convertible Notes Payable - Additional Information (Detail) (USD $)					1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 15, 2013	Dec. 31, 2012	Jun. 30, 2014 Initial Public Offering	Sep. 30, 2014 Initial Public Offering	May 31, 2013 4% Convertible Promissory Note	Nov. 30, 2012 4% Convertible Promissory Note	Nov. 30, 2012 4% Convertible Promissory Note Amended	Apr. 30, 2014 2014 Convertible Promissory Notes
Debt Instrument [Line Items]
Convertible promissory note, Interest rate								4.00%		6.00%
Convertible promissory note, Principal amount					$ 50,000,000			$ 250,000		$ 50,000,000
Convertible promissory note, Maturity date								Jan. 31, 2013	May 15, 2013
Proceeds from issuance of equity securities								3,000,000
Debt instrument, Accrued interest		3,562		849			4,411
Shares of Series A Preferred Stock issued during debt conversion							137,289
Conversion price of notes into common stock, per share	$ 2.61	$ 2.61	$ 1.31		$ 17.00		$ 1.8531
Conversion of accrued interest into equity					500,000
Conversion of convertible notes into common stock, shares					3,300,735
Conversion price of notes at discount rate, per share					$ 15.30
Conversion of notes, discount rate					10.00%
Interest expense and additional paid-in capital recognized upon conversion					$ 5,611,725
2014 Notes share conversion price, terms						(1) 90% of the initial public offering price, if the qualified initial public offering occurs prior to December 31, 2014.